Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Development revenue recognized	$ 737	$ 917	$ 2,983	$ 3,722
Customer Concentration Risk [Member] | Revenue Recognized [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%